Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

05004153

NYSE

March 4, 2005

RECD S.E.C.
MAR - 4 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AMERICAN LAND LEASE, INC., 7.75% Series A Cumulative Redeemable Preferred Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 3, 2005. Tentative listing date – March 7, 2005.

Sincerely,

Paras Madho

PROCESSED
MAR 04 2005
THOMSON FINANCIAL

204138